Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses
6.	Accrued Expenses

Accrued expenses consist of the following (in thousands):

	June 30, 2020	December 31, 2019
Compensation and benefits	$455	$1,759
Research and development expenses	223	249
Legal and professional fees	957	417
Sales taxes	—	554
Other	939	143

Total accrued expenses	$2,574	$3,122

6.	Accrued Expenses

Accrued expenses as of December 31, 2019 and 2019 consisted of the following (in thousands):

	2019	2018
Accrued employee compensation and benefits	$1,759	$1,196
Accrued external research and development expenses	249	401
Accrued legal fees	417	279
Accrued interest expense	87	91
Accrued federal and state taxes	1	44
Accrued sales taxes	554	475
Other accrued expenses	55	171

Total accrued expenses	$3,122	$2,657